THE COMMERCE FUNDS

The Growth Fund
The Value Fund
The MidCap Growth Fund
The MidCap Value Fund
The Bond Fund
The Short-Term Government Fund
The National Tax‑Free Intermediate Bond Fund
The Missouri Tax‑Free Intermediate Bond Fund
The Kansas Tax‑Free Intermediate Bond Fund

Supplement dated June 11, 2025 to the
Prospectus and Statement of Additional Information (“SAI”), each dated March 1, 2025

Effective immediately, the Prospectus and SAI are amended as follows:

1.
Matthew J. Schmitt, CFA, is no longer a portfolio manager of The Growth Fund, The Value Fund, The MidCap Growth Fund and The MidCap Value Fund.  All references to Mr. Schmitt in the Prospectus and SAI are hereby deleted in their entirety.

Effective immediately, the Prospectus is amended as follows:
1.
The first sentence in footnote 2 for each of The Growth Fund (page 2), The Value Fund (page 8), and The MidCap Value Fund (page 20) and footnote 1 for each of The Bond Fund (page 26), The Short-Term Government Fund (page 33), The National Tax-Free Intermediate Bond Fund (page 39), The Missouri Tax-Free Intermediate Bond Fund (page 46), and The Kansas Tax-Free Intermediate Bond Fund (page 53) is partially revised to state:

Commerce Investment Advisors, Inc. (“Commerce” or the “Adviser”) has contractually agreed to waive all or a portion of its investment advisory fees and/or reimburse expenses, excluding any acquired fund fees and expenses as calculated pursuant to Form N-1A, in amounts necessary so that after such waivers and/or reimbursements, the maximum Total Annual Fund Operating Expenses during the current fiscal year do not exceed . . .”
2.
The following replaces the corresponding lead-in sentence to the “Contractual Expense Limitation” table within the section titled “Service Providers – Investment Adviser and Co-Administrator: Commerce Investment Advisors, Inc. (The “Adviser”)” on page 93:

The Adviser has agreed to waive all or a portion of its investment advisory fees and/or reimburse expenses (the “Expense Limitation”), excluding any acquired fund fees and expenses as calculated pursuant to Form N-1A, in amounts necessary so that after such waivers and/or reimbursements, the maximum total annual fund operating expenses do not exceed the amounts shown below for the following Funds:

This Supplement should be retained for future reference.